Employee Benefit Plan, Investments (Plan Interest in Investment Fund) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Asset	$ 2,691,149	$ 2,528,777
Group Trust net asset	2,689,497	2,527,465
Investment at Fair Value	2,645,412	2,478,101
EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
Group Trust net asset	11,301,767	11,321,338
Investment at Fair Value	7,170,886	6,862,851
Mortgage-backed securities | EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
Investment at Fair Value	816,124	843,105
Corporate debt | EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
Investment at Fair Value	874,643	939,989
Government securities | EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
Investment at Fair Value	505,762	319,763
Common/collective trust funds | EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
Investment at Fair Value	3,807,953	3,962,205
Equities | EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
Investment at Fair Value	989,007	589,466
Registered investment companies | EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
Investment at Fair Value	174,429	202,817
Futures | EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value		2,534
Investment at Fair Value	23
Other Investments | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Investment at Fair Value	2,131,205	1,958,663
Other Investments | EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value	430,606	(420,560)
Assets at contract value	4,561,487	4,879,047
Non-US [Member] | Foreign cash | EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
Investment at Fair Value	2,945	8,040
AT&T Total Return Bond Fund | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Group Trust net asset	2,620,014	2,470,068
EBP, Investment, Plan Interest in Master Trust, Fair Value	3,047,692	2,888,795
AT&T Total Return Bond Fund | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Group Trust net asset	73,167	60,587
EBP, Investment, Plan Interest in Master Trust, Fair Value	85,110	70,858
AT&T Total Return Bond Fund | Mortgage-backed securities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	793,952	822,920
AT&T Total Return Bond Fund | Mortgage-backed securities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	22,172	20,185
AT&T Total Return Bond Fund | Corporate debt | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	850,881	916,579
AT&T Total Return Bond Fund | Corporate debt | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	23,762	22,482
AT&T Total Return Bond Fund | Government securities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	492,022	312,107
AT&T Total Return Bond Fund | Government securities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	13,740	7,656
AT&T Total Return Bond Fund | Common/collective trust funds | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	887,253	815,461
AT&T Total Return Bond Fund | Common/collective trust funds | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	24,777	20,002
AT&T Total Return Bond Fund | Equities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Total Return Bond Fund | Equities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Total Return Bond Fund | Registered investment companies | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	21,134	16,868
AT&T Total Return Bond Fund | Registered investment companies | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	590	414
AT&T Total Return Bond Fund | Futures | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value		2,473
EBP, Investment, Plan Interest in Master Trust, Fair Value	22
AT&T Total Return Bond Fund | Futures | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value		61
EBP, Investment, Plan Interest in Master Trust, Fair Value	1
AT&T Total Return Bond Fund | Other Investments | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value	427,678	418,727
Assets at contract value	0	0
AT&T Total Return Bond Fund | Other Investments | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value	11,943	10,271
Assets at contract value	0	0
AT&T Total Return Bond Fund | Non-US [Member] | Foreign cash | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	2,428	7,333
AT&T Total Return Bond Fund | Non-US [Member] | Foreign cash | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	68	180
AT&T U.S. Stock Fund | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Group Trust net asset	3,328,355	3,247,966
EBP, Investment, Plan Interest in Master Trust, Fair Value	3,328,213	3,248,098
AT&T U.S. Stock Fund | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Group Trust net asset	37,867	30,488
EBP, Investment, Plan Interest in Master Trust, Fair Value	37,865	30,489
AT&T U.S. Stock Fund | Mortgage-backed securities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | Mortgage-backed securities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | Corporate debt | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | Corporate debt | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | Government securities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | Government securities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T U.S. Stock Fund | Common/collective trust funds | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	2,441,849	2,756,137
AT&T U.S. Stock Fund | Common/collective trust funds | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	27,781	25,871
AT&T U.S. Stock Fund | Equities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	851,739	466,275
AT&T U.S. Stock Fund | Equities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	9,690	4,377
AT&T U.S. Stock Fund | Registered investment companies | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	34,622	25,683
AT&T U.S. Stock Fund | Registered investment companies | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	394	241
AT&T U.S. Stock Fund | Futures | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value		0
EBP, Investment, Plan Interest in Master Trust, Fair Value	0
AT&T U.S. Stock Fund | Futures | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value		0
EBP, Investment, Plan Interest in Master Trust, Fair Value	0
AT&T U.S. Stock Fund | Other Investments | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value	(142)	132
Assets at contract value	0	0
AT&T U.S. Stock Fund | Other Investments | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value	(2)	1
Assets at contract value	0	0
AT&T U.S. Stock Fund | Non-US [Member] | Foreign cash | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	3	3
AT&T U.S. Stock Fund | Non-US [Member] | Foreign cash | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T International Stock Fund | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Group Trust net asset	539,929	457,631
EBP, Investment, Plan Interest in Master Trust, Fair Value	539,031	457,055
AT&T International Stock Fund | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Group Trust net asset	17,066	12,472
EBP, Investment, Plan Interest in Master Trust, Fair Value	17,038	12,456
AT&T International Stock Fund | Mortgage-backed securities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T International Stock Fund | Mortgage-backed securities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T International Stock Fund | Corporate debt | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	903
AT&T International Stock Fund | Corporate debt | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	25
AT&T International Stock Fund | Government securities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T International Stock Fund | Government securities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T International Stock Fund | Common/collective trust funds | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	413,231	335,590
AT&T International Stock Fund | Common/collective trust funds | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	13,062	9,144
AT&T International Stock Fund | Equities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	123,671	115,662
AT&T International Stock Fund | Equities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	3,907	3,152
AT&T International Stock Fund | Registered investment companies | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	1,698	4,391
AT&T International Stock Fund | Registered investment companies | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	54	120
AT&T International Stock Fund | Futures | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value		0
EBP, Investment, Plan Interest in Master Trust, Fair Value	0
AT&T International Stock Fund | Futures | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value		0
EBP, Investment, Plan Interest in Master Trust, Fair Value	0
AT&T International Stock Fund | Other Investments | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value	(898)	(576)
Assets at contract value	0	0
AT&T International Stock Fund | Other Investments | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value	(28)	(16)
Assets at contract value	0	0
AT&T International Stock Fund | Non-US [Member] | Foreign cash | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	431	509
AT&T International Stock Fund | Non-US [Member] | Foreign cash | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	15	15
AT&T Stable Value Fund | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Group Trust net asset	4,299,262	4,626,235
EBP, Investment, Plan Interest in Master Trust, Fair Value	106,383	142,307
AT&T Stable Value Fund | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Group Trust net asset	386,107	415,891
EBP, Investment, Plan Interest in Master Trust, Fair Value	9,554	12,793
AT&T Stable Value Fund | Mortgage-backed securities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Mortgage-backed securities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Corporate debt | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Corporate debt | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Government securities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Government securities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Common/collective trust funds | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Common/collective trust funds | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Equities | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Equities | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Registered investment companies | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	106,383	142,307
AT&T Stable Value Fund | Registered investment companies | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	9,554	12,793
AT&T Stable Value Fund | Futures | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value		0
EBP, Investment, Plan Interest in Master Trust, Fair Value	0
AT&T Stable Value Fund | Futures | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value		0
EBP, Investment, Plan Interest in Master Trust, Fair Value	0
AT&T Stable Value Fund | Other Investments | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value	(7,290)	(7,321)
Assets at contract value	4,185,589	4,476,607
AT&T Stable Value Fund | Other Investments | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Liability (Asset) at Fair Value	(655)	(658)
Assets at contract value	375,898	402,440
AT&T Stable Value Fund | Non-US [Member] | Foreign cash | EBP-43-1301883-022 [Master Trust]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
AT&T Stable Value Fund | Non-US [Member] | Foreign cash | EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 0	$ 0